Document and Entity Information	Oct. 18, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 18, 2022
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41535
Entity Tax Identification Number	88-3099146
Entity Address, Address Line One	108 Patriot Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Middletown
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19709
City Area Code	302
Local Phone Number	274-8744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001937653
Amendment Flag	false
Common Stock, par value $0.00001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	ZYME
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true